Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Investments
6.	Investments

($000s)	January 1, 2024	Fair value through other comprehensive income (loss)	Loss of associate	Impairment	Additions	December 31, 2024
Current assets:
Investments in marketable securities	3,750	1,653	-	-	-	5,403

Non-current assets:
Investment in associate	1,247	-	(334)	-	-	913

($000s)	January 1, 2023	Fair value through other comprehensive income (loss)	Loss of associate	Impairment	Additions		December 31, 2023
Current assets:
Investments in marketable securities	3,696	54	-	-	-		3,750

Non-current assets:
Investment in associate	1,389	-	(208)	-	66	(a)	1,247

(a)	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. In 2023, the Company received 151,855 common shares of Paramount for payment of interest on the secured convertible note receivable accrued between July 1, 2022 and December 27, 2023 when the note was repaid.

The Company holds a 4.2% (December 31, 2023 – 4.7%) interest in Paramount which is classified as investment in associate and accounted for using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors. During 2024, the Company recorded its proportionate share of Paramount’s net loss of $0.3 million (2023 – $0.2 million) within equity loss of associate on the consolidated statements of operations and comprehensive income (loss). As at December 31 2024, the carrying value of the Company’s investment in Paramount was $0.9 million (December 31, 2023 - $1.2 million).